ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable			$ 345.5	$ 333.7
Allowance for doubtful accounts	$ (14.5)	$ (15.7)	(20.9)	(14.5)
Accrued receivables			116.1	105.8
Receivables from related parties (Note 32)			39.5	54.0
Other receivables			67.3	54.9
Total accounts receivable			568.4	548.4
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance for doubtful accounts, beginning of year	(14.5)	(15.7)
Changes in allowance account for credit losses of financial assets [abstract]
Additions	(13.6)	(6.1)
Amounts charged off	6.7	5.4
Unused amounts reversed	1.5	1.4
Exchange differences	(1.0)	0.5
Allowance for doubtful accounts, end of year	$ (20.9)	$ (14.5)
Gross carrying amount | Current
Disclosure of financial assets [line items]
Accounts receivable			187.9	207.5
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable			52.1	56.8
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable			40.9	14.5
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable			15.6	13.0
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable			$ 69.9	$ 56.4